Offerings	Nov. 03, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% The Dow Chemical Co Notes Due November 15, 2030
Maximum Aggregate Offering Price	$ 6,218,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 858.71
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% The Dow Chemical Co Notes Due November 15, 2035
Maximum Aggregate Offering Price	$ 5,563,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 768.25
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.100% The Dow Chemical Co Notes Due November 15, 2055
Maximum Aggregate Offering Price	$ 6,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 880.39
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.